Finance debts - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) MT	Dec. 31, 2024 EUR (€)
Borrowings
Increase (decrease) in finance debts	€ (1,888)
Debts subjected to covenants	981	€ 613
Borrowings	€ 28,502	30,390
Supplier finance arrangements (SFAs)
Borrowings
Liquefaction capacity target per annum | MT	3
Liquefaction capacity current per annum | MT	0.6
Supplier finance arrangements (SFAs) | Minimum
Borrowings
Payment terms for financial liabilities falling within scope of supplier finance arrangements	145 days
Payment terms for financial liabilities not falling within scope of other than supplier finance arrangements	30 days
Supplier finance arrangements (SFAs) | Maximum
Borrowings
Payment terms for financial liabilities falling within scope of supplier finance arrangements	450 days
Payment terms for financial liabilities not falling within scope of other than supplier finance arrangements	60 days
Sustainability-linked contracts with banks
Borrowings
Borrowings	€ 200	€ 300
Euro Medium Term Notes, Ordinary Bonds with sustainability-linked bonds
Borrowings
Nominal value	12,833
Borrowings	13,010
Maximum amount issuable	20,000
Ordinary Bonds with sustainability-linked bonds
Borrowings
Nominal value	19,938
Borrowings	20,175
Ordinary Bonds with sustainability-linked bonds | Not later than 18 months
Borrowings
Borrowings	3,500
Ordinary Bonds issued in current year
Borrowings
Nominal value	851
Ordinary sustainability-linked bonds
Borrowings
Nominal value	€ 3,750